THE KENSINGTON FUNDS

(the “Funds”)

Supplement dated May 1, 2009

to the Prospectus dated May 1, 2009

This Supplement updates the Prospectus as follows:

1. Proposed Reorganization of the Funds into the Forward Funds

The Board of Trustees of the Funds has approved Agreements and Plans of Reorganization pursuant to which each of the Funds would be reorganized into the Forward Funds, a family of mutual funds managed by Forward Management, LLC, as follows: (1) the Strategic Realty Fund, the Select Income Fund and the Global Infrastructure Funds will be merged into newly created funds in the Forward Funds; (2) the Global Real Estate Fund and the International Real Estate Fund will merge together into a newly created fund in the Forward Funds, the Forward International Real Estate Fund; and (3) the Real Estate Securities Fund will be merged into an existing fund in the Forward Funds, the Forward Real Estate Fund.

A special meeting of the shareholders of the Funds has been scheduled for May 27, 2009 at which shareholders will be asked to vote on the proposed reorganization transactions. Shareholders of record of the Funds as of April 16, 2009 are entitled to vote on the reorganizations and have received a proxy statement/prospectus that provides detailed information about the proposed reorganizations, the Forward Funds and the special meeting. Assuming that shareholder approval of the proposed reorganizations is received, the transactions would be consummated shortly after the shareholder meeting.

2. Class B Shares of the Funds No Longer Offered Effective as of May 1, 2009

Effective as of May 1, 2009, the Funds will no longer offer for sale Class B Shares of the Funds and shareholders will no longer be able to make new or additional investments in Class B Shares. As of that date, current Class B Shareholders will continue to be permitted to: (1) hold their Class B Shares until they are converted to Class A Shares; (2) exchange their Class B Shares for Class B Shares of another Kensington Fund; (3) automatically reinvest dividends in Class B Shares; and (4) make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE KENSINGTON FUNDS

(the “Funds”)

Supplement dated May 1, 2009

to the Prospectus dated May 1, 2009

This Supplement updates the Prospectus as follows:

Proposed Reorganization of the Funds into the Forward Funds

The Board of Trustees of the Funds has approved Agreements and Plans of Reorganization pursuant to which each of the Funds would be reorganized into the Forward Funds, a family of mutual funds managed by Forward Management, LLC, as follows: (1) the Strategic Realty Fund, the Select Income Fund and the Global Infrastructure Funds will be merged into newly created funds in the Forward Funds; (2) the Global Real Estate Fund and the International Real Estate Fund will merge together into a newly created fund in the Forward Funds, the Forward International Real Estate Fund; and (3) the Real Estate Securities Fund will be merged into an existing fund in the Forward Funds, the Forward Real Estate Fund.

A special meeting of the shareholders of the Funds has been scheduled for May 27, 2009 at which shareholders will be asked to vote on the proposed reorganization transactions. Shareholders of record of the Funds as of April 16, 2009 are entitled to vote on the reorganizations and have received a proxy statement/prospectus that provides detailed information about the proposed reorganizations, the Forward Funds and the special meeting. Assuming that shareholder approval of the proposed reorganizations is received, the transactions would be consummated shortly after the shareholder meeting.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE